Registration No. 333-171358

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

X           PRE-EFFECTIVE AMENDMENT NO.  1

□           POST-EFFECTIVE AMENDMENT NO.

CAPITAL PRIVATE CLIENT SERVICES FUNDS

(Exact Name of Registrant as Specified in Charter)

6455 IRVINE CENTER DR.

Irvine, CA 92618-4518

(Address of Principal Executive Offices)

(949) 975-5000

(Registrant’s Telephone Number)

Kristine M. Nishiyama

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071

(Name and Address of Agent for Service)

with copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071

Phone No.: (213) 680-6646

Fax No.: (213) 680-6499

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: shares of beneficial interest, no par value of Capital Private Client Services Funds -- Capital U.S. Equity Fund.  No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to Section 8(a), shall determine

PART A

Important Proxy Materials

PLEASE CAST YOUR VOTE NOW

Endowments
One Market, Steuart Tower, Suite 2000
San Francisco, California 94105

February 24, 2011

Dear Shareholder:

I am writing to let you know that a meeting of the shareholders of Endowments – Growth and Income Portfolio (the “Fund”) will be held on March 25, 2011. The purpose of the meeting is to vote on an important proposal to reorganize and merge the Fund into the Capital U.S. Equity Fund series (“Capital U.S. Equity Fund”) of the Capital Private Client Services Funds.  In this proposed transaction, you would become a shareholder of the newly formed Capital U.S. Equity Fund and the value of your account in Capital U.S. Equity Fund on the date of the closing of the transaction would be the same as the value of your Fund account immediately before the transaction.  Capital Research and Management Company is the investment adviser to the Fund, and its affiliate Capital Guardian Trust Company is the investment adviser to Capital U.S. Equity Fund.  Capital U.S. Equity Fund is managed by individuals in Capital Guardian Trust Company’s Capital Group Private Client Services division.

The Boards of each of the funds have carefully reviewed the proposed transaction and have determined that it is in the best interests of each fund and its shareholders to reorganize and merge the Fund into Capital U.S. Equity Fund.  Therefore, the Board of the Fund recommends that you vote “FOR” the proposal.  Capital U.S. Equity Fund will provide shareholders with a fund that has substantially similar investment objectives and investment strategies as the Fund and lower expenses than the Fund.

Enclosed you will find various materials, including a Combined Proxy Statement/Prospectus and proxy ballot(s), for this shareholder meeting.  The materials provide you with detailed information about the transaction, including the reasons why the Board of the Fund believes that this reorganization is in the best interests of the Fund and its shareholders.  The materials should be retained for future reference.  The Board of the Fund urges you to vote in favor of this proposed reorganization.

Every vote counts!  We urge you to vote as soon as possible.  Your vote is important, regardless of the number of shares you own.  You are entitled to one vote for each share that you own of the Fund on the record date, February 11, 2011.

To cast your vote, simply complete the proxy card(s) enclosed in this package.  Be sure to sign the card(s) before mailing it in the postage paid envelope included in this package.  If you have questions, please call Abbe Shapiro at 213-615-0112.  We will be glad to help you get your vote in quickly.  Thank you for your participation in this important initiative.

Sincerely,

/s/ Robert G. O’Donnell
Robert G. O’Donnell
Vice Chairman of the Board

Important information to help you understand and vote on the proposal

Please read the full text of the Combined Proxy Statement/Prospectus.  Below is a brief overview of the proposal to be voted upon.  Your vote is important.

What am I being asked to vote on?

You are being asked to vote on a reorganization and merger of Endowments -- Growth and Income Portfolio (the “Fund”) into the newly formed Capital U.S. Equity Fund series (“Capital U.S. Equity Fund”) of the Capital Private Client Services Funds.  Specifically, you are being asked to approve an Agreement and Plan of Reorganization and Liquidation (the “Agreement”) that provides for the transfer to Capital U.S. Equity Fund of all the assets of the Fund in exchange solely for shares of beneficial interest of Capital U.S. Equity Fund and the assumption by Capital U.S. Equity Fund of all of the Fund’s liabilities.  The Fund will then distribute those shares to its shareholders in liquidation and dissolution of the Fund.

Have the funds’ Boards of Trustees approved the reorganization?

Yes.  The Boards of the Fund and Capital Private Client Services Funds have unanimously approved the proposal and the Fund’s Board recommends that its shareholders vote to approve it.

What are the reasons for and advantages of the proposed reorganization?

Capital U.S. Equity Fund will begin offering its shares on April 1, 2011. Capital U.S. Equity Fund is managed by Capital Guardian Trust Company, an affiliate of the Fund’s investment adviser, Capital Research and Management Company.  Individuals in Capital Group Private Client Services, a division of Capital Guardian Trust Company, provide investment management and other services to Capital U.S. Equity Fund.  Both Capital Research and Management Company and Capital Guardian Trust Company are wholly owned subsidiaries of The Capital Group Companies, Inc. The continued relationship with the Capital Group organization and its commitment to non-profit entities was a significant factor in the Board’s decision to approve the reorganization and merger.

Both Capital Group Private Client Services and Capital Research and Management Company use the multiple portfolio counselor system in managing fund assets.  Both groups have access to extensive investment research and resources.

Capital U.S. Equity Fund has largely similar investment objectives and investment guidelines as the Fund.  In similar investment mandates, Capital Group Private Client Services has generated investment results that are comparable to those of the Fund.

In addition, Capital Group Private Client Services will be able to provide the same high level of service that shareholders have experienced in the Fund at a lower overall expense ratio.

The merger will allow shareholders the opportunity to invest in other Capital Private Client Services Funds that have investment objectives that may be appropriate for their circumstances.

Accordingly, based on these and other factors, we believe it is in shareholders’ best interests to reorganize and merge the Fund with Capital U.S. Equity Fund.

Do the funds being merged have similar investment objectives and policies?

The Fund’s investment objective is long-term growth of principal, with income and capital preservation as secondary objectives.  Similar to the Fund, Capital U.S. Equity Fund’s investment objectives are preservation of capital and growth.  Providing income is a secondary objective.  The Fund and Capital U.S. Equity Fund have substantially similar investment guidelines.

How do the expense structures of the Funds compare?

Shares of Capital U.S. Equity Fund will have a lower total expense ratio than shares of the Fund.  For the Fund, the investment adviser has agreed to reduce fees to the extent that the total annual expense ratio exceeds 0.75%.  The total annual expense ratio for Capital U.S. Equity fund will be 0.65%. Please see the combined proxy statement/prospectus for further details.

Is the investment manager for Capital U.S. Equity Fund the same as for the Fund?

No.  Capital Research and Management Company is the investment adviser to the Fund.  Capital Guardian Trust Company, an affiliate of Capital Research and Management Company, is the investment adviser to Capital U.S. Equity Fund.  Capital U.S. Equity Fund is managed by individuals in Capital Guardian Trust Company’s Capital Group Private Client Services division.

Capital Group Private Client Services was formed in 1974 as a division of Capital Guardian Trust Company and offers customized investment planning and portfolio management services to high net worth individuals, foundations and endowments.  Capital Group Private Client Services has a dedicated group of portfolio managers with extensive experience in managing equity and fixed income assets.

Is the reorganization a taxable event for federal income tax purposes?

No. The reorganization is structured as a tax free transaction for shareholders of the Fund.

What if there are not enough votes of the Fund’s shareholders to approve the reorganization?

If there are not enough votes to approve the Fund’s proposal by the time of the shareholder meeting on March 25, 2011, the meeting may be adjourned to permit further solicitation of proxy votes.

Who will pay the costs associated with obtaining shareholder approval for the proposed reorganization?

The Fund’s Board of Trustees has determined that the expenses associated with obtaining shareholder approval of the proposed merger, including printing and mailing of this Combined Proxy Statement/Prospectus, as well as legal and accounting costs, are appropriate expenses for the Fund to incur. The estimated costs are $25,000. However, the Fund does not expect to incur any expenses related to the Reorganization or solicitation of proxies, as the Fund's Investment Advisory and Service Agreement requires the Fund's investment adviser to reduce the fee payable to it by the amount by which the ordinary operating expenses of the Fund for any fiscal year excluding interest, taxes and extraordinary expenses, exceeds 0.75% of the average daily assets of the Fund.

How many votes am I entitled to cast?

Each whole share of the Fund you held as of the close of business on the Record Date of February 11, 2011 is entitled to one vote, and each fractional share is entitled to a proportionate fractional vote, at the Fund’s Shareholder Meeting.

How do I vote my shares?

You can vote your shares by mail or by attending the Shareholder Meeting in person. You can vote by completing, signing and dating the enclosed proxy card(s) and mailing it in the enclosed postage-paid envelope.  Proxy cards that are signed and dated, but not completed, will be voted “For” the reorganization.  If you need assistance, or have any questions regarding the proposals or how to vote your shares, please call Abbe Shapiro at 213-615-0112.

Your vote is important, regardless of the number of shares you own.  Please take a few minutes to read the enclosed material and vote your shares.

How do I sign the proxy card?

Please complete, sign and date the proxy card(s).  When signing the proxy card the person signing must indicate his or her capacity.  For example, a trustee for a trust or other entity should sign, “John Doe, Trustee.”

NOTICE OF MEETING OF SHAREHOLDERS
February 24, 2011

To the shareholders:

Notice is given that a meeting of shareholders (the “Shareholder Meeting”) of Endowments – Growth and Income Portfolio (the “Fund”) will be held on March 25, 2011, at the offices of Capital Research and Management Company, One Market, Spear Tower, 39th floor, San Francisco, California, 94105 at 2 p.m., Pacific time, and at any adjournment or adjournments thereof, for the following purposes:

1.
To approve a proposed Agreement and Plan of Reorganization and Liquidation (the “Agreement”) between Endowments – Growth and Income Portfolio (the “Fund”) and Capital Private Client Services Funds with respect to its Capital U.S. Equity Fund series (“Capital U.S. Equity Fund”).  The Agreement contemplates the transfer to Capital U.S. Equity Fund of all the assets of the Fund in exchange solely for shares of beneficial interest of Capital U.S. Equity Fund and the assumption by Capital U.S. Equity Fund of all of the Fund’s liabilities.  The Agreement further contemplates the distribution of those shares to the shareholders of the Fund, and the liquidation and dissolution of the Fund.

2.	To consider and act upon any other business as may properly come before the Shareholder Meeting and any adjournment or adjournments thereof.

The proposed business cannot be conducted for the Fund at its Shareholder Meeting unless the required quorum of its shares on February 11, 2011 (the “Record Date”) is present in person or by proxy. Therefore, please mark, sign, date and return the enclosed proxy card(s) as soon as possible. You may revoke your proxy at any time before its use. Please be certain to vote each proxy card you receive. Only shareholders of record at the close of business on the Record Date are entitled to notice of and to vote at the Shareholder Meeting and any adjournment or adjournments thereof.

By order of the Board of Trustees of the Fund,

Patrick F. Quan, Vice President and Secretary of Endowments

Shareholders are invited to attend the Shareholder Meeting in person. However, you may vote prior to the Shareholder Meeting by returning the completed proxy card.  Your vote is important no matter how many shares you owned on the Record Date.

Important
You can help your Fund by promptly voting your shares by signing, dating and returning the proxy card(s) in the enclosed postage-paid envelope.

COMBINED PROXY STATEMENT/PROSPECTUS

RELATING TO THE ACQUISITION OF ASSETS OF

ENDOWMENTS – GROWTH AND INCOME PORTFOLIO

BY AND IN EXCHANGE FOR SHARES OF BENEFICIAL INTEREST OF

CAPITAL PRIVATE CLIENT SERVICES FUNDS -- CAPITAL U.S. EQUITY FUND

6455 Irvine Center Dr.
Irvine, CA 92618-4518
(949) 975-5000

This Combined Proxy Statement/Prospectus is being furnished to shareholders of Endowments – Growth and Income Portfolio (the “Fund”) in connection with the solicitation of proxies by, and on behalf of, the Fund’s Board of Trustees for use at a meeting of shareholders of the Fund and at any adjournments thereof (the “Shareholder Meeting”).  The Shareholder Meeting of the Fund will be held on March 25, 2011 at 2:00 p.m. Pacific time at the offices of Capital Research and Management Company, One Market, Spear Tower, 39th floor, San Francisco, California, 94105.

As more fully described in this Combined Proxy Statement/Prospectus, the purpose of the Shareholder Meeting is to vote on an Agreement and Plan of Reorganization and Liquidation (the “Agreement”) relating to the proposed acquisition of the Fund by the Capital U.S. Equity Fund series (“Capital U.S. Equity Fund”) of Capital Private Client Services Funds.  As the context requires, the term “Reorganization” is used in this Combined Proxy Statement/Prospectus to describe the transactions contemplated by the Agreement with respect to the Fund.

This Combined Proxy Statement/Prospectus relates to the proposed transfer to Capital U.S. Equity Fund of all of the assets of the Fund, in exchange for shares of beneficial interest of Capital U.S. Equity Fund and the assumption by Capital U.S. Equity Fund of all of the Fund’s liabilities.  The shares of Capital U.S. Equity Fund will then be distributed to the shareholders of the Fund in conjunction with the liquidation and dissolution of the Fund. As a result of the Reorganization, each shareholder of the Fund will receive an equivalent value of shares of beneficial interest of Capital U.S. Equity Fund in exchange for shares of beneficial interest such shareholder holds in the Fund.

The Board of Trustees of the Fund believes that the Reorganization is in the best interest of the Fund and that the interests of the Fund’s shareholders will not be diluted as a result of the Reorganization.

For federal income tax purposes, the Reorganization is expected to be a tax-free transaction for the Fund, Capital U.S. Equity Fund and their shareholders.  This Combined Proxy Statement/Prospectus sets forth concisely information about Capital U.S. Equity Fund that shareholders of the Fund should know before investing and should be read and retained by investors for future reference.  A copy of the prospectus (the “prospectus”) for Capital U.S. Equity Fund, dated February 16, 2011 has been filed with the U.S. Securities and Exchange Commission (the “SEC”), is enclosed with this Combined Proxy Statement/Prospectus, and is incorporated by reference herein.

A Statement of Additional Information dated February 24, 2011 relating to this Combined Proxy Statement/Prospectus, has been filed with the SEC and is incorporated by reference herein.  A Statement of Additional Information for Capital Private Client Services Funds dated February 16, 2011 containing additional and more detailed information about Capital U.S. Equity Fund, has been filed with the SEC and is also incorporated by reference herein.

In addition, the prospectus for the Fund dated October 1, 2010 and supplemented, which has been previously delivered to shareholders, and the Statement of Additional Information for the Fund, also dated October 1, 2010, and supplemented December 16, 2010, have been filed with the SEC and are incorporated by reference herein.

Copies of these documents are available without charge and can be obtained by writing to the secretary of the Fund at One Market, Steuart Tower, Suite 2000, San Francisco, California, 94105, the secretary of Capital U.S. Equity Fund at 6455 Irvine Center Dr. Irvine, CA 92618-4518 or by calling American Funds Service Company, toll free, at 1-800-421-0180 or Abbe Shapiro at 213-615-0112.  In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov.  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to:  Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Combined Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.

AN INVESTMENT IN THE FUND OR CAPITAL U.S. EQUITY FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.  AN INVESTMENT IN THE FUND AND CAPITAL U.S. EQUITY FUND INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This Combined Proxy Statement/Prospectus is dated February 24, 2011.

APPENDICES
Appendix A – Form of Agreement and Plan of Reorganization and Liquidation
Appendix B – Comparison of Investment Policies
Appendix C – Information Regarding the Board of Trustees of Capital Private Client Services Funds

I.	PROPOSAL – TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

A.	OVERVIEW

At a meeting held on November 18, 2010, the Board of Trustees of the Fund, including all of the Trustees of the Fund’s Board who are not “interested persons” of the Fund (the “Independent Trustees”), as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act”), considered and approved an Agreement and Plan of Reorganization and Liquidation with respect to the Fund, a copy of which is attached to this proxy statement as Appendix A.  If the Reorganization is approved and implemented, shareholders of the Fund will become shareholders of the newly formed Capital U.S. Equity Fund.  Capital Research and Management Company is the investment adviser to the Fund, and its affiliate, Capital Guardian Trust Company, is the investment adviser to Capital U.S. Equity Fund.  Capital U.S. Equity Fund is managed by individuals in Capital Guardian Trust Company’s Capital Group Private Client Services division.  Capital U.S. Equity Fund’s investment objectives and investment strategies are substantially similar to the Fund’s as discussed in further detail below.

The Board of Trustees of the Fund recommends that the shareholders of the Fund vote “FOR” the Agreement and the resulting Reorganization.

B.	COMPARISON FEE TABLE AND EXAMPLES

The following tables show the shareholder fees (paid directly from your investment) for the Fund and Capital U.S. Equity Fund:

Endowments – Growth and Income Portfolio		Capital U.S. Equity Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none	Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none	Redemption or exchange fees	none

The information in the following tables reflects annual fund operating expenses for the Fund as of July 31, 2010 and estimated annual fund operating expenses for Capital U.S. Equity Fund. The table also shows the pro forma expenses of Capital U.S. Equity Fund reflecting the Reorganization. The total expenses of Capital U.S. Equity Fund are not expected to be affected materially by the Reorganization.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)		Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)		Pro forma for the merger of the Fund into Capital U.S. Equity Fund

Endowments – Growth and Income Portfolio		Capital U.S. Equity Fund

Management fees1	0.50%	Management fees	0.65%	0.65%
Distribution and/or service (12b-1) fees	none	Distribution and/or service (12b-1) fees	none	none
Other expenses	0.29%	Other expenses2	0.02%	0.02%
Total annual fund operating expenses	0.79%	Total annual fund operating expenses	0.67%	0.67%
Fee waiver1	0.04%	Expense reimbursement3	0.02%	0.02%
Total annual fund operating expenses after fee waiver	0.75%	Total annual fund operating expenses after expense reimbursement	0.65%	0.65%

1
The Investment Advisory and Service Agreement requires the investment adviser to reduce the fee payable to it by the amount by which the ordinary operating expenses of the Fund for any fiscal year, excluding interest, taxes and extraordinary expenses, exceeds 0.75% of the average daily net assets of the Fund. This provision can only be modified with the approval of the Fund’s board and a vote by the Fund’s shareholders.

2
Based on estimated amounts for the current fiscal year. Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the fund. CGPCS receives an annual service fee of up to 1.00% of a client's investment in the fund that is managed by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.  Former shareholders of Endowments - Growth and Income Portfolio are not subject to this service fee.

3
The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed 0.65%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through February 16, 2012.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in Capital U.S. Equity Fund.

The examples assume that you invest $10,000 in the Fund or Capital U.S. Equity Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same as shown above.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Endowments – Growth and Income Portfolio

1 year	3 years	5 years	10 years
$77	$240	$417	$930

Capital U.S. Equity Fund

1 year	3 years	5 years	10 years
$66	$212	$371	$833

Pro forma for the merger of the Fund into Capital U.S. Equity Fund

1 year	3 years	5 years	10 years
$66	$212	$371	$833

Comparison of Investment Advisory Fee and Breakpoint Schedules

The Investment Advisory and Service Agreements of the Fund and Capital U.S. Equity Fund set forth a monthly fee calculated at the annual rate according to the following schedules:

Endowments – Growth and Income Portfolio

•	0.50% per annum of the first $150 million of the Fund's average daily net assets, plus
•	0.40% on the portion of such average daily net assets in excess of $150 million

The Fund’s Investment Advisory and Service Agreement provides that the adviser shall reduce the fee payable to the adviser under the agreement by the amount by which the ordinary operating expenses of the Fund for any fiscal year exceed 0.75% of the average net assets of the Fund.

Capital U.S. Equity Fund

•	0.65% per annum

For the services it provides to Capital U.S. Equity Fund, the adviser receives a unified management fee based on a percentage of the daily net assets of shares of the fund. Out of the fund's unified management fee, the adviser pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by the adviser from the unified management fee are paid by Capital U.S. Equity Fund.  A portion of Capital U.S. Equity Fund’s management fee may be paid by the fund’s adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the adviser.

C.	COMPARISON OF INVESTMENT RESULTS

Investment Results for Periods Ended December 31, 2010

The bar chart below shows how the investment results of the Fund have varied from year to year, and the table following the bar chart shows the average annual total returns of the Fund for various periods. This information provides some indication of the risks of investing in the Fund. Past results are not predictive of future results. Updated information on the Fund’s results can be obtained by calling American Funds Service Company at 1-800-421-0180.

Endowments – Growth and Income Portfolio
[begin bar chart]

’01	1.66%
’02	- 10.42
’03	28.70
’04	8.30
’05	2.92
’06	13.99
’07	8.79
’08	-30.87
’09	23.93
’10	12.49

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest                      15.02% (quarter ended June 30, 2003)
Lowest                      -18.19% (quarter ended December 31, 2008)

Average annual total returns
For the periods ended December 31, 2010
	1 year	5 years	10 years
Endowments – Growth and Income Portfolio	12.49%	3.63%	4.56%
S&P 500 Index	15.08	2.29	1.42

Capital U.S. Equity Fund

Capital U.S. Equity Fund will commence operations on April 1, 2011, and therefore historical investment results for a full calendar year are not yet available.

The following tables show composite investment results relating to the historical results of all institutional private accounts managed by the Capital Group Private Client Services (“CGPCS”) division of Capital Guardian Trust Company with investment objectives, policies, strategies and risks substantially similar to those of the Capital U.S. Equity Fund. The investment results of the institutional private accounts do not represent the historical results of Capital U.S. Equity Fund and should not be interpreted as indicative of the future results of Capital U.S. Equity Fund or the investment adviser.

The composite investment results shown below were calculated in accordance with Global Investment Performance Standards (“GIPS”),1 retroactively applied to all time periods, and are shown net of the highest current management fees charged by the CGPCS division of Capital Guardian Trust Company. All returns presented are asset-weighted and reflect the reinvestment (net of foreign withholding taxes) of dividends, interest and other earnings. Withholding tax rates apply primarily to U.S. investors. All returns reflect the deduction of brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal and state income taxes. The composites include all fee paying, discretionary U.S. Equity portfolios managed by CGPCS.  The Capital U.S. Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS U.S. Equity Composite.

The institutional private accounts that are included in the composite are not subject to the same types of expenses as Capital U.S. Equity Fund. In addition, the institutional private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, which, if applicable may have adversely affected the results of the institutional private accounts included in the composite.

If the institutional private accounts had been subject to the applicable fund’s expenses and the service fee charged by CGPCS results would have been lower.

The investment results of the institutional private accounts presented below reflect the highest current management fees charged by CGPCS (1.00% for U.S. Equity). The fees charged by Capital U.S. Equity Fund are lower than these fees.  These results are not intended to predict or suggest the returns that might be experienced by Capital U.S. Equity Fund or an individual investing in Capital U.S. Equity Fund. Investors should also be aware that use of a methodology different from that used below to calculate investment results could result in different investment results data.

1 GIPS is a set of standards promulgated by the Chartered Financial Analyst Institute, a global non-profit membership and education organization that, among other things, has formulated a set of investment results presentation standards for investment advisers.  The GIPS presentation standards are intended to promote full and fair presentations by investment advisers of their investment results, and ensure uniformity in reporting so that investment results of investment advisers are directly comparable.

 Capital Group Private Client Services U.S. Equity Composite

Historical Returns

Year Ending December 31	Institutional Accounts – Net Returns	S&P 500 Index
2009	26.77%	26.47%
2008	-33.01	-36.99
2007	6.24	5.49
2006	12.97	15.78
2005	8.49	4.91
2004	11.47	10.87
2003	28.87	28.67
2002	-20.87	-22.09
2001	-4.83	-11.88
2000	3.10	-9.10

Average annual total returns
For periods ended December 31, 2009
	1 year	5 years	10 years
Institutional accounts – net returns	26.77%	2.03%	2.12%
S&P 500 Index	26.47	0.42	-0.95

For comparison purposes
Average annual total returns for Endowments – Growth and Income Portfolio
For the periods ended December 31, 2009

	1 year	5 years	10 years
Endowments – Growth and Income Portfolio	23.93%	1.80%	5.07%
S&P 500 Index	26.47	0.42	-0.95

D.	SUMMARY OF INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Comparison of Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective

The Fund’s investment objective is long-term growth of principal, with income and preservation of capital as secondary objectives.  Similarly, Capital U.S. Equity Fund seeks to preserve your investment while providing growth.  Its secondary objective is to provide you with income.

Principal Investment Strategies

Capital U.S. Equity Fund and the Fund seek to achieve their investment objectives by investing primarily in common stocks or securities convertible into common stocks.  Both funds emphasize stocks of companies that have favorable prospects for the long-term growth of capital and income.

Principal Investment Risks

Because of their similar investment objectives and strategies, Capital U.S. Equity Fund and the Fund have substantially similar investment risks.  The following is a discussion of the principal risks of investing in the funds.  This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectuses and statements of additional information of Capital U.S. Equity Fund and the Fund.  After the Reorganization, the investments of the Fund’s shareholders will be subject to risks applicable to Capital U.S. Equity Fund.

•	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

•
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

•	Investing in growth-oriented stocks — Growth-oriented stocks and other equity-type securities may involve larger price swings and greater potential for loss than other types of investments.

•
Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

•
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Disclosure of Portfolio Holdings

The funds have similar policies regarding disclosure of their portfolio securities.  However, one key difference to note is that unlike the Fund, Capital U.S. Equity Fund will not provide portfolio holdings on a website on a quarterly basis as the Fund does.  In addition, a description of the funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the Statements of Additional Information for the Fund and Capital U.S. Equity Fund.

Investment Restrictions and Limitations

A chart comparing all of the fundamental and non-fundamental investment policies of Capital U.S. Equity Fund with those of the Fund is attached as Appendix B.  The policies of Capital U.S. Equity Fund differ from those of the Fund mainly in form, but for practical purposes do not impact the way in which Capital U.S. Equity Fund is managed compared with the way the Fund is managed.  After the Reorganization, the assets of the Fund’s shareholders will be managed subject to the fundamental investment restrictions and limitations of Capital U.S. Equity Fund.

Legal Proceedings

For information about material pending legal proceedings and regulatory matters, please see the section entitled “General information – Legal proceedings” in the Fund’s Statement of Additional Information.  There are no material pending legal proceedings relating to Capital Private Client Services Funds.

E.	KEY INFORMATION ABOUT THE PROPOSED REORGANIZATION

The following is a summary of key information concerning the proposed Reorganization; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached to this Combined Proxy Statement/Prospectus in Appendix A.

1.	SUMMARY OF THE PROPOSED REORGANIZATION

On November 18, 2010, the Board of Trustees of the Fund approved the Agreement, which contemplates the transfer to Capital U.S. Equity Fund of all of the assets of the Fund in exchange for shares of beneficial interest of Capital U.S. Equity Fund and the assumption by Capital U.S. Equity Fund of all the Fund’s liabilities.  The Board of Trustees of Capital Private Client Services Funds approved the Agreement on January 31, 2011. Following the transfer, shares of beneficial interest of Capital U.S. Equity Fund will be distributed to shareholders of the Fund.  Endowments’ registration statement will then be withdrawn, its registration as an investment company will be terminated, and Endowments will be dissolved.

Capital Guardian Trust Company, an affiliate of Capital Research and Management Company, is the investment adviser to Capital U.S. Equity Fund.  Capital U.S. Equity Fund is managed by individuals in Capital Guardian Trust Company’s Capital Group Private Client Services division.

As a result of the Reorganization, each shareholder of the Fund will receive shares of beneficial interest of Capital U.S. Equity Fund. The number of shares received will depend on the number of Fund shares held by the shareholder and the respective share prices of the Fund and Capital U.S. Equity Fund at the time of the transaction (the “Closing Date”).  The Closing Date is currently scheduled to take place on April 1, 2011.  This date is subject to change. The Boards of the funds have determined that the interests of existing shareholders will not be diluted as a result of the transactions contemplated by the Reorganization.  For the reasons set forth below under “Reasons for the Reorganization,” the Board of Trustees of the Fund, including its Independent Trustees, concluded that the Reorganization would be in the best interest of the shareholders of the Fund and recommends approval of the Agreement.

Completion of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by the Fund or Capital Private Client Services Funds.  The Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on the interests of the shareholders of the Fund may be made after the Shareholder Meeting of the Fund’s shareholders. The Reorganization is not contingent upon the approval of Capital U.S. Equity Fund’s shareholders.

The Fund’s Board of Trustees has determined that the expenses associated with obtaining shareholder approval of the proposed merger, including printing and mailing of this Combined Proxy Statement/Prospectus, as well as legal and accounting costs, are appropriate expenses for the Fund to incur. The estimated costs are $25,000. However, the Fund does not expect to incur any expenses related to the Reorganization or solicitation of proxies, as the Fund's Investment Advisory and Service Agreement requires the Fund's investment adviser to reduce the fee payable to it by the amount by which the ordinary operating expenses of the Fund for any fiscal year excluding interest, taxes and extraordinary expenses, exceeds 0.75% of the average daily assets of the Fund.

2.	DESCRIPTION OF CAPITAL U.S. EQUITY FUND’S SHARES

Capital U.S. Equity Fund is a portfolio of Capital Private Client Services Funds which is registered with the SEC as an open-end management investment company.  The Trustees of Capital U.S. Equity Fund authorized issuance of an unlimited number of shares of beneficial interest of Capital U.S. Equity Fund, no par value.  Each share of Capital U.S. Equity Fund represents an equal proportionate interest in Capital U.S. Equity Fund with each other share, and each such share is entitled to equal voting, dividend, liquidation and redemption rights.  Capital U.S. Equity Fund’s shares (“Shares”), to be issued to the Fund’s shareholders pursuant to the Reorganization, will be duly authorized, validly issued, fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights.  The Shares’ voting and dividend rights, right of redemption, and privilege of exchange are described in the Capital U.S. Equity Fund’s Prospectus and Statement of Additional Information.  Capital U.S. Equity Fund’s Shares will be sold and redeemed based upon the net asset value (“NAV”) per share next determined after receipt of a purchase or redemption request.

3.	REASONS FOR THE REORGANIZATION

Capital Research and Management Company recommended the Reorganization to the Fund’s board because it will allow Fund shareholders to participate in a growing part of the Capital Group organization that has extensive experience in providing both investment management and client services specifically to endowments and clients in situations similar to shareholders of the Fund. Further, these services can be delivered at lower costs through the Capital U.S. Equity Fund. For these reasons, Capital Research and Management Company recommended the Reorganization to the Board of Trustees of the Fund, and the Board considered the recommendation at a meeting of the Board on November 18, 2010.

The Board of Trustees of Capital Private Client Services Funds considered the same recommendation at a meeting of the Board on January 31, 2011. The Boards of the Fund and Capital Private Client Services Funds have determined that the Reorganization is in the best interests of the shareholders of the Fund and Capital U.S. Equity Fund, respectively, and that the Reorganization will not result in a dilution of the interests of shareholders of the Fund or Capital U.S. Equity Fund, respectively.  Each Board has unanimously approved the Agreement and the Reorganization and the Board of Trustees of the Fund recommends that its shareholders vote in favor of the Reorganization by approving the Agreement.

In considering the Reorganization, the Boards of the funds considered a number of factors, including among others the following:

(1)
Capital U.S. Equity Fund and the Fund have substantially similar investment objectives and investment policies, and the Fund’s Board of Trustees believes that the differences in Capital U.S. Equity Fund’s policies from those of the Fund, as described in Appendix B, provide appropriate additional investment flexibility to Capital U.S. Equity Fund without sacrificing significant investor protection.

(2)
While not an indication or guarantee of future results, the composite results produced by Capital Guardian Trust Company’s Capital Group Private Client Services division for investment mandates substantially similar to Capital U.S. Equity Fund are comparable to the Fund’s results.

(3)
A broad and equivalent range of shareholder services would be available to shareholders of the Fund after the Reorganization.  For example, Capital Group Private Client Services will have a person dedicated to serving the Fund’s shareholders after the merger and shareholders will receive investment publications and have access to portfolio managers through client conference calls, luncheons and webinars.

(4)	The total expense ratio of shares of Capital U.S. Equity Fund, taking into account the Reorganization, would be less than the total expense ratio of the Fund.

(5)
After the Reorganization shareholders of the Fund would have the ability to invest without a sales charge in other funds in the Capital Private Client Services Funds that will offer them exposure to other investment objectives and asset classes.  Fund accounts existing at the time of the Reorganization will also be allowed to invest without a sales charge in American Funds.

(6)
Both Capital Guardian Trust Company and Capital Research and Management Company, the Fund’s current investment adviser, use the multiple portfolio counselor system in managing fund assets and have access to extensive investment research and resources.

(7)
Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.  Capital Guardian Trust Company is a wholly owned subsidiary of Capital Group International, Inc., which, in turn, is a wholly owned subsidiary of The Capital Group Companies, Inc.  The Reorganization allows Fund shareholders to maintain their relationship with the Capital Group organization and to benefit from its commitment to assist and serve the needs of non-profit organizations.

(8)	The Reorganization is intended to permit Fund shareholders to exchange their investment for an investment in Capital U.S. Equity Fund without recognizing gain or loss for federal income tax purposes.

For the reasons described above, the Board of Trustees of the Fund unanimously recommends a vote IN FAVOR of the proposed Agreement and the resulting Reorganization.

If the Agreement is not approved by the shareholders of the Fund, the Board of Trustees may consider other alternatives.  Such other actions may require shareholder approval.

4.	FEDERAL INCOME TAX CONSEQUENCES

The Fund has qualified and intends to continue to qualify for treatment as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”).  Capital U.S. Equity Fund intends to qualify for treatment as a regulated investment company under the Code.  Accordingly, the Fund and Capital U.S. Equity Fund have been, and expect to continue to be, relieved of all or substantially all federal income taxes. The exchange of the assets of the Fund for shares of Capital U.S. Equity Fund and the assumption by Capital U.S. Equity Fund of the liabilities of the Fund, are intended to qualify for federal income tax purposes as a reorganization under Section 368(a) of the Code.  As a condition to the closing of the Reorganization, Capital U.S. Equity Fund and the Fund will receive an opinion of Bingham McCutchen LLP, counsel to the Fund and Capital U.S. Equity Fund, substantially to the effect that, based on certain assumptions and representations and on the existing provisions of the Code, Treasury regulations issued thereunder, current Revenue Rulings, Revenue Procedures and court decisions, for federal income tax purposes:

(1)
The Fund’s transfer of all of its assets to Capital U.S. Equity Fund solely in exchange for shares of Capital U.S. Equity Fund and the assumption by Capital U.S. Equity Fund of all of the liabilities of the Fund, followed by the Fund’s distribution of shares of Capital U.S. Equity Fund to the Fund’s shareholders as part of the liquidation of the Fund, will qualify as a “reorganization” within the meaning of Section 368(a) of the Code, and the Fund and Capital U.S. Equity Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)	No gain or loss will be recognized by shareholders of the Fund upon the exchange of shares of the Fund for the shares of Capital U.S. Equity Fund as part of the Reorganization;

(3)
The Fund will not recognize a gain or loss upon the transfer of all of its assets to Capital U.S. Equity Fund solely in exchange for shares of Capital U.S. Equity Fund and the assumption by Capital U.S. Equity Fund of all of the liabilities of the Fund, except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized as a result of the closing of the Fund’s taxable year or upon the transfer of a portfolio security regardless of whether such transfer would otherwise be a non-taxable transaction under the Code;

(4)
Capital U.S. Equity Fund will not recognize a gain or loss upon its receipt of all of the Fund’s assets solely in exchange for shares of Capital U.S. Equity Fund and the assumption by Capital U.S. Equity Fund of the liabilities of the Fund;

(5)
The basis of the shares of Capital U.S. Equity Fund received by the shareholders of the Fund in the Reorganization will be the same as the basis in the shares of the Fund surrendered in exchange therefor;

(6)
The holding period of the shares of Capital U.S. Equity Fund received in exchange for Fund shares by the shareholders of the Fund will include the period that the shareholders of the Fund held the Fund shares surrendered in exchange therefor, provided that such Fund shares are held by the shareholders as capital assets on the date of the exchange;

(7)
The basis of the Fund’s assets acquired by Capital U.S. Equity Fund will be the same as the basis of such assets to the Fund immediately prior to the transaction, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Fund upon the transfer; and

(8)
The holding period of the assets of the Fund in the hands of Capital U.S. Equity Fund, other than assets with respect to which gain or loss is required to be recognized in the transaction, will include the period during which those assets were held by the Fund (except where investment activities of Capital U.S. Equity Fund have the effect of reducing or eliminating the holding periods of assets).

Shareholders of the Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances, including state and local tax consequences, if any, of the Reorganization.

The opinion of Bingham McCutchen, LLP will be based on the Code, Treasury regulations issued thereunder, revenue rulings and procedures, and judicial interpretations thereof, in each case as in effect on the date of the opinion, all of which are subject to change.  An opinion of counsel merely represents counsel’s best judgment with respect to the probable outcome on the merits and is not binding on the Internal Revenue Service or the courts.  Accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position, that the applicable law will not change, or that any such change will not have retroactive effect.

Significant holders of the Fund.  Pursuant to the Treasury Regulation Section 1.368-3, each significant holder, as defined therein, of the Fund must include a statement on or with its return for the taxable year of the Reorganization stating the names and employer identification numbers (if any) of all of the parties to the Reorganization, the date of the Reorganization, and the fair market value of the shares of the Fund held by such holder and the holder’s basis in such shares immediately before the Reorganization.  This is not tax advice and should not be relied on as such.  Please consult your tax adviser for more information.

5.	COMPARISON OF SHAREHOLDER RIGHTS

There are no differences between the rights of shareholders of the two funds since the Fund and Capital Private Client Services Funds are both organized as a statutory trusts in Delaware. Further information about Capital U.S. Equity Fund and the Fund can be found in their respective Prospectuses and Statements of Additional Information.

Organization.  Both the Fund and the Capital Private Client Services Funds are authorized to issue an unlimited number of shares of beneficial interest and the operations of each are governed by their respective trust instruments, by-laws and Delaware state laws as well as the 1940 Act.

Shareholder Liability.  Under Delaware law, shareholders of a statutory trust are generally afforded by statute the same limited liability as corporate shareholders and are permitted broad indemnification rights.

Comparison of Voting Rights.  Voting rights for the Fund and for Capital U.S. Equity Fund are substantially the same.

Each shareholder of the Fund and Capital U.S. Equity Fund is entitled to one vote for each share of the fund such shareholder owns and a proportionate fractional vote for each fractional share held.  Shareholders of the Fund and Capital U.S. Equity Fund are not entitled to cumulative voting in the election of Trustees.  The quorum requirement for a shareholders’ meeting of the Fund is one third of the shares entitled to vote on the matter (a majority of shares entitled to vote in the case of a shareholder meeting regarding a reorganization of the Fund). The quorum requirement for a shareholders’ meeting of Capital U.S. Equity Fund is a majority of the shares entitled to vote on the matter except when a larger quorum is required by applicable law.  The declarations of trust for the Fund and for Capital Private Client Services Funds establish the maximum number of days prior to a meeting of their respective shareholders on which a record date may be set by the fund’s Board; the maximum is 120 days for both funds.

Under each fund’s declaration of trust, shareholders are entitled to vote on the election  or removal of trustees, matters related to the Fund’s investment advisory contract and such additional matters relating to the Fund as may be required by law, the declaration of trust or by-laws or as the Trustees may consider necessary or desirable.

Board of Trustees.  The Board of Trustees of Capital Private Client Services Funds is different from the Board of Trustees of the Fund.  For more information regarding the Trustees of Capital Private Client Services Funds, please refer to Appendix C.

6.	COMPARISON OF VALUATION PROCEDURES, PURCHASE, REDEMPTION, EXCHANGE AND DIVIDEND POLICIES

The Fund and Capital U.S. Equity Fund have adopted substantially similar pricing procedures.  The Fund and Capital U.S. Equity Fund calculate their net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading.

Shares of the Fund are available only to entities exempt from taxation under Section 501(c)(3) of the Code (“501(c)(3) organizations”), trusts with beneficiaries exempt from taxation under Section 501(c)(3) of the Code and any other entity formed for the primary purpose of benefitting a 501(c)(3) organization. Shares of Capital U.S. Equity Fund are available to all types of investors who are clients of Capital Group Private Client Services, including 501(c)(3) organizations. Shares of the Fund and Capital U.S. Equity Fund are purchased or redeemed at the net asset value per share next determined after a shareholder’s request is received and accepted.  The Fund requires a minimum initial investment of $50,000. There is no minimum for subsequent investments in the Fund. Capital U.S. Equity Fund requires a minimum initial investment of $25,000.  There is no minimum for subsequent investments.

The Fund typically distributes dividends to shareholders in March, June, September and December.  Capital U.S. Equity Fund intends to distribute quarterly dividends, usually in March, June, September and December.

Further information regarding these matters is available in the Prospectuses and Statements of Additional Information of the Fund and Capital U.S. Equity Fund.

7.	CAPITALIZATION

The following table sets forth as of January 31, 2011:  (1) the unaudited capitalization of the Fund, and (2) the unaudited pro forma combined capitalization of Capital U.S. Equity Fund assuming the Reorganization has been approved and completed.  If the Reorganization is completed, the capitalizations are likely to be different on the Closing Date as a result of variations in the value of portfolio investments and daily share purchase and redemption activity.

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Fund	$84,473,049.19	5,649,911	$14.95
Capital U.S. Equity Fund	$10.00	1	$ 10.00
Adjustment for payment of expenses1 25,000.00			None
Pro Forma: Capital U.S. Equity Fund	$84,448,059.19	8,444,806	$10.00

1 The adjustment for payment of expenses is the estimated expenses of the Fund associated with obtaining shareholder approval of the proposal contained in this Combined Proxy Statement/Prospectus.  However, the Fund does not expect to incur any expenses related to the Reorganization or solicitation of proxies, as the Fund's Investment Advisory and Service Agreement requires the Fund's investment adviser to reduce the fee payable to it by the amount by which the ordinary operating expenses of the Fund for any fiscal year excluding interest, taxes and extraordinary expenses, exceeds 0.75% of the average daily assets of the Fund.

8.	INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Fund.  Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolios and business affairs of the Fund. The total management fees paid by the Fund, as a percentage of average net assets, for the previous fiscal year appear in the Operating Expenses table under the heading “Comparison Fee Table and Examples.”  Please see the Fund’s Statement of Additional Information for further details. A discussion regarding the basis for the approval of the Fund's investment advisory and service agreement by the Fund's board of trustees is contained in the Fund’s annual report to shareholders for the fiscal year ended July 31, 2010.

Capital Guardian Trust Company is an experienced investment management organization founded in 1968 and serves as investment adviser to Capital U.S. Equity Fund and other funds in the Capital Private Client Services Funds series.  The Capital U.S. Equity Fund and other funds in the Capital Private Client Services Funds series are managed by individuals in Capital Guardian Trust Company’s Capital Group Private Client Services division.  The investment adviser is located at 333 South Hope Street, Los Angeles, California 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  The total management fees paid by the Capital U.S. Equity Fund, as a percentage of average net assets, appear in the Operating Expenses table under the heading “Comparison Fee Table and Examples.”  Please see Capital U.S. Equity Fund’s Statement of Additional Information for further details. A discussion regarding the basis for the approval of Capital U.S. Equity Fund's investment advisory and service agreement by the board of trustees of Capital Private Client Services Funds will be contained in the Fund’s semi-annual report to shareholders for the period ended April 30, 2011.

For the services it provides to Capital U.S. Equity Fund, the adviser receives a unified management fee based on a percentage of the daily net assets of shares of the fund. Out of the fund’s unified management fee, the adviser pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by the adviser from the management fee are paid by the fund.  A portion of the fund’s management fee may be paid by the fund’s adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the adviser.

9.	DISTRIBUTION

American Funds Distributors, Inc. is the principal underwriter of the shares of the Fund and Capital U.S. Equity Fund. Shares of the Fund and shares of Capital U.S. Equity Fund are sold without an initial sales charge.

10.	SERVICE PROVIDERS

American Funds Service Company (“AFS”), a wholly owned subsidiary of Capital Research and Management Company, is the transfer agent for the Fund and maintains its records of shareholder accounts, processes purchases and redemptions of shares of the Fund, acts as dividend and capital gain distribution disbursing agent for the Fund, and performs other related shareholder service functions for the Fund. The principal office of AFS is located at 6455 Irvine Center Drive, Irvine, CA 92618.

JPMorgan Chase Bank, located at 270 Park Avenue, New York, NY 10017, is the custodian for the cash and securities of the Fund.

State Street Bank and Trust Company maintains the records of shareholder accounts of Capital U.S. Equity Fund, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent for the fund, and performs other related shareholder service functions. In addition, State Street Bank and Trust Company provides fund accounting services and net asset value calculations for the fund, and performs certain administrative services.  State Street Bank and Trust Company also serves as custodian for the cash and securities of the Capital U.S. Equity Fund.  The principal office of State Street Bank and Trust Company is located at One Lincoln Street, Boston, MA 02111.

11.	FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund below is intended to help you understand the financial performance of the Fund for the past five fiscal years.  This information has been audited by the Fund’s independent registered public accounting firm, Deloitte & Touche LLP, whose reports, along with the Fund’s financial statements and related notes, are included in the Fund’s annual report, which is available by request and is incorporated by reference herein.  As Capital U.S. Equity Fund will commence operating on April 1, 2011, its financial highlights are not yet available.

Endowments – Growth and Income Portfolio

Financial highlights
		Income (loss) from investment operations(1)			Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return(2)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers(2)	Ratio of net income to average net assets(2)

Year ended 7/31/2010	$11.78	$.22	$1.30	$ 1.52	$ (.21)	$ --	$ (.21)	$13.09	12.91%	$ 75.79%		.75%	1.72%
Year ended 7/31/2009	14.24	. 24	(2.44)	(2.20)	(.26)	--	(.26)	11.78	(15.29)	79.74		.71	2.12
Year ended 7/31/2008	16.14	.26	(1.48)	(1.22)	(.30)	(.38)	(.68)	14.24	(7.95)	108.67		.62	1.67
Year ended 7/31/2007	14.86	.29	2.03	2.32	(.27)	(.77)	(1.04)	16.14	16.02	119.69		.64	1.81
Year ended 7/31/2006	14.95	.23	.44	.67	(.23)	(.53)	(.76)	14.86	4.61	104.71		.66	1.56

			Year ended July 31
			2010	2009	2008	2007	2006
Portfolio turnover rate			22%	39%	21%	24%	25%

(1)Based on average shares outstanding.
(2)This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During the years shown, Capital Research and Management Company reduced fees for investment advisory services.

12.
THE BOARD RECOMMENDS

A VOTE “FOR” THE PROPOSED REORGANIZATION.

II. VOTING INFORMATION

This Combined Proxy Statement/Prospectus is being provided in connection with the solicitation of proxies by the Board of Trustees of the Fund to solicit your vote for the proposed Reorganization at a Shareholder Meeting of the Fund.  The Shareholder Meeting will be held at the offices of Capital Research and Management Company, One Market, Spear Tower, 39th floor, San Francisco, California, 94105, March 25, 2011, at 2:00 p.m. Pacific Standard Time.

You may vote by completing and signing the enclosed proxy ballot and mailing it to us in the prepaid return envelope (if mailed in the United States) or by attending the Shareholder Meeting in person.

You may revoke a proxy once it is given.  If you want to revoke a proxy, you must submit a subsequent proxy or a written notice of revocation to the Fund.  You may also give written notice of revocation in person at the Shareholder Meeting.  Each properly executed proxy received in time for the Shareholder Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each proposal.

Only shareholders of record on February 11, 2011 (the “Record Date”), are entitled to receive notice of and to vote at the Shareholder Meeting or at any adjournment thereof.  Each whole share of the Fund held as of the close of business on the Record Date is entitled to one vote and each fractional share is entitled to a proportionate fractional vote at the Fund’s Shareholder Meeting.

A majority of the shareholders of the Fund entitled to vote must be present in person or by proxy to constitute a quorum for the Fund.  When a quorum is present, the affirmative vote of the lesser of (1) 50% or more of the Fund’s outstanding shares or (2) 67% or more of the voting securities present in person or by proxy is required to approve the Reorganization.

If a quorum of shareholders of the Fund is not present at the Shareholder Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Combined Proxy Statement/Prospectus with respect to the Fund are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Shareholder Meeting for the Fund to permit further solicitation of proxies.  Any business that might have been transacted at the Shareholder Meeting with respect to the Fund may be transacted at any such adjourned session(s) at which a quorum is present.  The Fund’s Shareholder Meeting may be adjourned from time to time by a majority of the votes of the Fund properly cast upon the question of adjourning the Shareholder Meeting to another date and time, whether or not a quorum is present, and the Shareholder Meeting may be held as adjourned without further notice.  The persons named in the proxy will vote in favor of such adjournment those shares that they are entitled to vote in favor of the Reorganization if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on the Reorganization. The persons named in the proxy will vote against adjournment those shares that they are entitled to vote if the shareholder proxies instruct the persons named in the proxy to vote against the Reorganization.  The votes may be counted and proposal approved at the Shareholder Meeting, including an adjourned meeting.

All proxies signed and returned, including abstentions and broker non-votes (shares held by brokers or nominees where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum.  Under the rules of the New York Stock Exchange if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power.  As a result, such shares will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Shareholder Meeting).

Abstentions and broker non-votes will be treated as shares voted against the Reorganization.  Treating broker non-votes as votes against the Reorganization can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees.  In order to prevent this result, the Fund may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote.  The Fund also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.

The Reorganization will be approved only if a sufficient number of votes are cast “FOR” the proposal.  If shareholders of the Fund do not vote to approve the Reorganization, the Board of Trustees of the Fund will consider other possible courses of action with respect to the Fund.

A shareholder of the Fund who objects to the proposed Reorganization will not be entitled under either Delaware law or the Fund’s declaration of trust to demand payment for, or an appraisal of, his or her shares.  Shareholders, however, should be aware that the Fund does not expect the Reorganization as proposed to result in recognition of gain or loss to shareholders for federal income tax purposes.  If the Reorganization is completed, shareholders will be free to redeem the shares of Capital U.S. Equity Fund that they receive in the transaction at their then current net asset value.  Shares of the Fund may be redeemed at any time prior to the consummation of the Reorganization at their current net asset value.  Shareholders of the Fund may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

A.	METHOD AND COST OF SOLICITATION

This Combined Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees of the Fund for use at the Shareholder Meeting.  The Fund expects that the solicitation of proxies will be primarily by mail.  The solicitation may also include email or oral communications by certain employees of Capital Research and Management Company, who will not be paid for these services.  The Fund does not expect to incur any solicitation costs.

B.	RIGHT OF REVOCATION

Any shareholder of the Fund giving a proxy may revoke it before it is exercised at the Fund’s Shareholder Meeting, either by providing written notice to the Fund, by submission of a later-dated and duly executed proxy or by voting in person at the Shareholder Meeting.  If not so revoked, the votes covered by the proxy will be cast at the Shareholder Meeting and any postponements or adjournments thereof.  Attendance by a shareholder at the Shareholder Meeting does not, by itself, revoke a proxy for that Shareholder Meeting.

C.	VOTING SECURITIES AND PRINCIPAL HOLDERS

Shareholders of the Fund at the close of business on the Record Date will be entitled to be present and vote at the Shareholder Meeting.  Each share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.  As of the Record Date the Fund had 5,631,329.185 shares outstanding.

As of February 1, 2011 shareholders of record and/or beneficial owners (to the Fund’s knowledge) who owned five percent or more of the Fund’s shares are set forth below:

Name and Address	Ownership	Ownership percentage
Scholarship America Saint Peter, MN	Record	7.80%
Loyola Marymount University Los Angeles, CA	Record	5.85
Mayfield Junior School of the Holy Child Jesus Pasadena, CA	Record	5.12

As of February 1, 2011, the Officers and Trustees of the Fund, as a group, owned of record and beneficially less than 1% of the outstanding voting securities of the Fund.

D.	INTEREST OF CERTAIN PERSONS IN THE REORGANIZATION

A beneficial owner of 25% or more of the shares of the Fund is presumed to have “control” of the Fund for purposes of the 1940 Act, absent a determination to the contrary by the SEC.  A person who controls the Fund could have effective control over the outcome of matters submitted to a vote of shareholders of the Fund.  Based on the information provided above, as of February 1, 2011, no person owned a controlling interest in the Fund.

III. FURTHER INFORMATION ABOUT THE FUND AND CAPITAL U.S. EQUITY FUND

Shareholder reports, proxy statements, registration statements and other information filed by the Fund and Capital Private Client Services Funds with respect to the Capital U.S. Equity Fund may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC:  Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036.  Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.  Shareholder reports, prospectuses and statements of additional information for the Fund are also available free of charge by calling American Funds Service Company at 1-800-421-0180.  Shareholder reports, prospectuses and statements of additional information for The Capital Private Client Services Funds are also available by calling Abbe Shapiro at 213-615-0112.

IV. MISCELLANEOUS MATTERS

A.	OTHER BUSINESS

The Board of Trustees of the Fund knows of no other business to be brought before the Shareholder Meeting.  If any other matters come before the Fund’s Shareholder Meeting, the Board of Trustees of the Fund intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.	NEXT MEETING OF SHAREHOLDERS

The Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act.  By observing this policy, the Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time.  If the Reorganization is not completed, the next meeting of the shareholders of the Fund will be held at such time as the Board of Trustees of the Fund may determine or at such time as may be legally required.  Any shareholder proposal intended to be presented at such meeting must be received by the Fund at its office at a reasonable time before the Fund begins to print and mail its proxy, as determined by the Board of Trustees of the Fund, to be included in the Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.	LEGAL MATTERS

Certain legal matters in connection with the federal income tax consequences of the Reorganization will be passed upon by Bingham McCutchen LLP.

D.	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Fund for the year ended July 31, 2010, contained in the Fund’s 2010 Annual Report to Shareholders, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, which are incorporated herein by reference and have been so incorporated in reliance upon the report of such firm given on their authority as experts in accounting and auditing.

By Order of the Board of Trustees of Endowments – Growth and Income Portfolio

/s/ Patrick F. Quan
Patrick F. Quan
Vice President and Secretary

Dated:  February 24, 2011

APPENDIX A

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION (the “Agreement”) is dated this _____ day of ________________, 2011, by and between Endowments, a Delaware statutory trust, on behalf of its Growth and Income Portfolio series (the “Acquired Fund”), and Capital Private Client Services Funds, a Delaware statutory trust, on behalf of its Capital U.S. Equity Fund series (the “Acquiring Fund”).

W I T N E S S E T H:

WHEREAS, the parties hereto are each open-end registered investment companies; and

WHEREAS, the parties hereto desire to provide for the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the shares of beneficial interest, no par value (“Shares”) of the Acquiring Fund and the assumption of all of the liabilities of the Acquired Fund, and for the distribution of such shares immediately thereafter by such Acquired Fund pro rata to its shareholders in complete liquidation of such Acquired Fund and complete cancellation of the shares of the Acquired Fund;

NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties agree as follows:

1.           The parties hereto hereby adopt this Agreement, pursuant to section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to the following plan of reorganization:  the reorganization shall be comprised of the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund (after payment of the RIC dividend, as defined below), which will be retained by the Acquiring Fund for the benefit of its shareholders, solely in exchange for Shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, and the liquidation and dissolution of the Acquired Fund all upon and subject to the terms of the Agreement hereinafter set forth.

The share transfer books of the Acquired Fund shall be permanently closed on or before the Closing Date (as hereinafter defined) and only redemption requests made by shareholders of the Acquired Fund pursuant to Section 22(e) of the Investment Company of 1940, as amended (the “1940 Act”) received in proper form on or prior to the close of business on such date shall be fulfilled by the Acquired Fund. Redemption requests received by the Acquired Fund on or after the Closing Date shall be treated as requests for the redemption of the Shares of the Acquiring Fund to be distributed to the shareholder of such Shares as provided in Section 5. Nothing contained herein shall be construed to prevent the Acquired Fund from closing the fund to new investments at an earlier date, as determined by the Acquired Fund.

2.           On the Closing Date, all of the assets of the Acquired Fund on that date (after payment of the RIC dividend) shall be delivered to the Acquiring Fund and all of the liabilities of the Acquired Fund shall be assumed by the Acquiring Fund; and the number of Shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the net assets of the Acquired Fund shall be transferred and delivered to the Acquired Fund.

3.           The net asset value of Shares of the Acquiring Fund and the value of the net assets of the Acquired Fund to be transferred shall in each case be determined as of the close of business of the New York Stock Exchange on the Closing Date.  The computation of the net asset value of the Shares of the Acquiring Fund and the shares of the Acquired Fund shall be done in the manner used by the Acquiring Fund and the Acquired Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses.  The methods used by the Acquiring Fund in such computation shall be applied to the valuation of the assets of the Acquired Fund to be transferred to the Acquiring Fund.

The Acquired Fund shall declare on the Closing Date, payable prior to the delivery of the assets of the Acquired Fund to the Acquiring Fund and prior to the assumption of the liabilities of the Acquired Fund by the Acquiring Fund hereunder, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders all of the Acquired Fund’s investment company taxable income as defined in Section 852(b) of the Code for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carryforward) (the “RIC dividend”).

4.           The closing shall be at the office of Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071, at the close of business on [date], or at such other time, date or place as the parties may designate or as provided below (the “Closing Date”).

If on or prior to the Closing Date either party has, pursuant to the 1940 Act or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Closing Date, then the other party to this Agreement shall be permitted to terminate this Agreement without liability to either party for such termination.

5.           As soon as practicable on or after the Closing Date, the Acquired Fund shall distribute to those persons who were shareholders of the Acquired Fund on the Closing Date the Shares of the Acquiring Fund received by the Acquired Fund pursuant to this Agreement in liquidation of the Acquired Fund and cancellation of the outstanding shares of the Acquired Fund.  For the purpose of the distribution by the Acquired Fund of the Shares of the Acquiring Fund to its shareholders, the Acquiring Fund shall promptly cause its transfer agent to credit an appropriate number of Shares of the Acquiring Fund to each shareholder of the Acquired Fund for each share that such shareholder held in the Acquired Fund, in accordance with a list (the “Shareholder List”) of its shareholders received from the Acquired Fund.  No certificates for Shares of the Acquiring Fund will be issued in connection with the reorganization contemplated hereby.

The Shareholder List shall indicate, as of the Closing Date, the name and address of each shareholder of the Acquired Fund, indicating his or her share balance.  The Acquired Fund agrees to supply the Shareholder List to the Acquiring Fund on the Closing Date.

6.           As soon as practicable, and in any event within one year after the closing, the Acquired Fund shall (a) effect its dissolution with the proper state authorities, terminate its registration under the 1940 Act and file a final annual report on Form N-SAR with the Securities and Exchange Commission under the 1940 Act; and (b) either pay or make provision for payment of all of its liabilities not transferred to the Acquiring Fund, if any, and taxes, if any.

7.           Subsequent to the date of approval by shareholders of the Acquired Fund of the transactions contemplated by this Agreement and prior to the Closing Date, the Acquiring Fund and the Acquired Fund shall coordinate as to their respective portfolios so that, after the closing, the Acquiring Fund will be in compliance with all of its investment policies and restrictions.  At the time of delivery of its portfolio securities for examination as provided in Section 8, the Acquired Fund shall provide to the Acquiring Fund a copy of a list setting forth the securities then owned by the Acquired Fund and the respective adjusted federal income tax basis thereof, including any additional information relevant to the characterization of such securities or distributions thereon in the hands of the Acquiring Fund.

8.           Portfolio securities or written evidence acceptable to the Acquiring Fund of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by the Acquired Fund pursuant to Rule 17f-4 under the 1940 Act shall be presented by the Acquired Fund to the Acquiring Fund or, at its request, to its custodian, for examination no later than five business days preceding the Closing Date, and shall be delivered, or transferred by appropriate transfer or assignment documents, by the Acquired Fund on the Closing Date to the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any, or a check for the appropriate purchase price thereof.  The cash delivered, if any, shall be in the form of certified or bank cashiers checks, by bank wire payable to the order of the Acquiring Fund, or such other method as agreed to by the Acquiring Fund and the Acquired Fund prior to the Closing Date.  The number of Shares of the Acquiring Fund being delivered against the securities and cash of the Acquired Fund, registered in the name of the Acquired Fund, shall be delivered to the Acquired Fund on the Closing Date.  Such Shares shall thereupon be assigned by the Acquired Fund to its shareholders so that the Shares of the Acquiring Fund may be distributed as provided in Section 5.

If, at the Closing Date, the Acquired Fund is unable to make delivery under this Section 8 to the Acquiring Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by the Acquired Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or the Acquired Fund’s custodian, then the delivery requirements of this Section 8 with respect to such undelivered securities or cash shall be waived and the Acquired Fund shall deliver to the Acquiring Fund by or on the Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the Acquiring Fund, together with such other documents, including a due bill or due bills and brokers’ confirmation slips as may reasonably be required by the Acquiring Fund.

9.           The Acquiring Fund shall assume all liabilities of the Acquired Fund, including those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Acquired Fund, prepared on behalf of the Acquired Fund, as of the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audit period.  The Acquiring Fund shall also assume all of the liabilities incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date which are not reflected on the Statement of Assets and Liabilities of the Acquired Fund described herein.

10.           The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

A.           The Board of Trustees of the Acquired Fund shall have authorized the execution of this Agreement and the shareholders of the Acquired Fund shall have approved the transactions contemplated herein, and the Acquired Fund shall have furnished to the Acquiring Fund copies of resolutions to that effect; such shareholder approval shall have been by the vote of the lesser of (1) 50% or more of the Fund’s outstanding shares or (2) 67% or more of the voting securities present in person or by proxy at a meeting for which proxies have been solicited by the Combined Proxy  Statement/Prospectus (as hereinafter defined).

B.           The representations and warranties of the Acquired Fund contained herein shall be true and correct in all material respects at and as of the Closing Date.

C.           On the Closing Date, the Acquired Fund shall have provided to the Acquiring Fund information regarding the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to the Acquired Fund as of the Closing Date.

D.           A registration statement filed by the Acquiring Fund under the Securities Act of 1933 (the “1933 Act”) on Form N-14 and containing the Combined Proxy Statement/Prospectus shall have become effective under the 1933 Act.

E.           The Acquiring Fund shall have received an opinion, dated as of the Closing Date, from Bingham McCutchen LLP, to the same effect as the opinion contemplated by Section 11.C of this Agreement.

11.           The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

A.           The shareholders of the Acquired Fund shall have approved the transactions contemplated by this Agreement.

B.           The representations and warranties of the Acquiring Fund contained herein shall be true and correct in all material respects at and as of the Closing Date.

C.           The Acquired Fund shall have received an opinion from Bingham McCutchen LLP substantially to the effect that, based on certain assumptions and subject to certain representations of the Acquired Fund and the Acquiring Fund, to be delivered on the Closing Date, for federal income tax purposes:

(a)           The Acquired Fund’s transfer of all of its assets to the Acquiring Fund solely in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the Acquired Fund’s distribution of Shares of the Acquiring Fund to the Acquired Fund’s shareholders as part of the liquidation of the Acquired Fund will qualify as a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)           No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of shares of the Acquired Fund for the Shares of the Acquiring Fund as part of the reorganization;

(c)           The Acquired Fund will not recognize gain or loss upon the transfer of all of its assets to the Acquiring Fund solely in exchange for Shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized as a result of the closing of the Acquired Fund’s taxable year or upon the transfer of a portfolio security regardless of whether such transfer would otherwise be a non-taxable transaction under the Code;

(d)           The Acquiring Fund will not recognize gain or loss upon its receipt of all of the Acquired Fund’s assets solely in exchange for Shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

(e)           The basis of the Shares of the Acquiring Fund received by the shareholders of the Acquired Fund in the reorganization will be the same as the basis in the shares of the Acquired Fund surrendered in exchange therefor;

(f)           The holding period of the Shares of the Acquiring Fund received in exchange for Acquired Fund shares by the shareholders of the Acquired Fund will include the period that the shareholders of the Acquired Fund held the Acquired Fund shares surrendered in exchange therefor, provided that such Acquired Fund shares are held by the shareholders as capital assets on the date of the exchange;

(g)           The basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the transaction, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund upon the transfer; and

(h)           The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund, other than assets with respect to which gain or loss is required to be recognized in the transaction, will include the period during which those assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding periods of assets).

12.           The Acquired Fund hereby represents and warrants to the Acquiring Fund that:

(a)           Its Board of Trustees has authorized the execution of this Agreement.

(b)           The financial statements of the Acquired Fund as of July 31, 2010, heretofore furnished to the Acquiring Fund, present fairly the financial position, results of operations,  changes in net assets, and total liabilities of the Acquired Fund as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and from July 31, 2010, through the date hereof there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of the Acquired Fund, it being agreed that a decrease in the size of the Acquired Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change.

(c)           The prospectus contained in the Acquired Fund’s registration statement under the 1940 Act and the 1933 Act, dated October 1, 2010, as amended and supplemented, is true, correct and complete, conforms to the requirements of the 1940 Act and the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and the Acquired Fund’s registration statement, as amended, was, as of the date of the filing of the last post-effective amendment thereto, true, correct and complete, conformed to the requirements of the 1940 Act and the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

(d)           There is no material contingent liability of the Acquired Fund and no material legal, administrative, or other proceeding or investigation pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund, that is not reflected in such prospectus.

(e)           Except as set forth in this Agreement there are no material contracts outstanding to which the Acquired Fund is a party other than those ordinary in the conduct of its business.

(f)           The Acquired Fund is a validly existing Delaware statutory trust.

(g)           All federal and other tax returns and reports of the Acquired Fund required by law have been filed have been timely filed, and all federal and other taxes shown as due on such returns and reports have been timely paid and to the best of the knowledge of the Acquired Fund no such return is currently under audit and no assessment has been proposed or asserted with respect to such returns.

(h)           Prior to February 19, 2010, the Acquired Fund was a separate series of Endowments that was treated as a corporation separate from any and all other series of Endowments under Section 851(g) of the Code.  From February 19, 2010 until the Closing Date, the Acquired Fund has been (and will be) the only series of Endowments.  The Acquired Fund has no earnings or profits accumulated with respect to any taxable year during which the provisions of Subchapter M of the Code did not apply to the Acquired Fund.  For each taxable year of its operation (including the current taxable year, assuming the current year ends on the Closing Date), the Acquired Fund or Endowments, as applicable, has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation (including the current taxable year, assuming the taxable year ends on the Closing Date), the Acquired Fund or Endowments, as applicable, has distributed (or will distribute) substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (including the current taxable year, assuming the current year ends on the Closing Date) neither the Acquired Fund nor Endowments will have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation (including the calendar year that includes the Closing Date), the Acquired Fund has made (or will make) such distributions as are necessary so that for all calendar years ending on or before the Closing Date, and for the calendar year that includes the Closing Date, neither the Acquired Fund nor Endowments will have any unpaid tax liability under Section 4982 of the Code.

(i)           The Acquired Fund will transfer to the Acquiring Fund assets representing at least 90 percent of the fair market value of the net assets and 70 percent of the gross assets held by the Acquired Fund immediately prior to the transaction contemplated by this Agreement. In calculating these percentages, amounts used by the Acquired Fund to pay its reorganization expenses and all redemptions and distributions (other than redemptions and distributions required pursuant to Section 22(e) of the 1940 Act or to enable the Acquired Fund to qualify as a regulated investment company) made by the Acquired Fund immediately prior to the transfer and which are part of the plan of reorganization will be considered as assets held by the Acquired Fund immediately prior to the transfer.

(j)           The Acquired Fund will distribute the Shares of the Acquiring Fund and any other property it receives in the transaction contemplated by this Agreement, and its other properties, in pursuance of this Agreement.

(k)           The Acquired Fund’s liabilities assumed by the Acquiring Fund and the liabilities to which the transferred assets of the Acquired Fund are subject were incurred in the ordinary course of its business.

(l)           The Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(m)           As soon as practicable, but in no event later than 12 months following the date that all of the assets are transferred to the Acquiring Fund, the Acquired Fund will be dissolved under state law.

(n)           The fair market value of the assets of the Acquired Fund transferred to the Acquiring Fund will equal or exceed the sum of the liabilities assumed by the Acquiring Fund plus the amount of liabilities, if any, to which the transferred assets are subject.

(o)           The sum of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund and the expenses of the transaction do not and will not exceed twenty percent of the fair market value of the assets of the Acquired Fund on the Closing Date.

13.           The Acquiring Fund hereby represents and warrants to the Acquired Fund that:

(a)           The Board of Trustees of Capital Private Client Services Funds has authorized the execution of this Agreement and the transactions contemplated hereby, and has furnished to the Acquired Fund copies of resolutions to that effect.

(b)           The financial statements of the Acquiring Fund as of [date], heretofore furnished to the Acquired Fund, present fairly the financial position, results of operations, and changes in net assets of the Acquiring Fund, as of that date, in conformity with accounting principles generally accepted in the United States of America; and from [date], through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of the Acquiring Fund, it being understood that a decrease in the size of the Acquiring Fund due to a diminution in the value of its portfolio and/or redemption of its beneficial interest of shares shall not be considered a material or adverse change.

(c)           The prospectus contained in the registration statement of Capital Private Client Services Funds with respect to the Acquiring Fund (the “Acquiring Fund’s registration statement”) under the 1940 Act and the 1933 Act, dated February 16, 2011 as amended and supplemented, is true, correct and complete, conforms to the requirements of the 1940 Act and the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  The Acquiring Fund’s registration statement, as amended, was, as of the date of the filing of the last post-effective amendment, true, correct and complete, conformed to the requirements of the 1940 Act and the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

(d)           There is no material contingent liability of the Acquiring Fund and no material, legal, administrative, or other proceedings or investigations pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund, not reflected in such prospectus.

(e)           Except as set forth in this Agreement there are no material contracts outstanding to which the Acquiring Fund is a party other than those ordinary in the conduct of its business and there are no outstanding options or rights to acquire its Shares.

(f)           The Acquiring Fund is a validly existing series of a Delaware statutory trust and has all necessary and material federal, state and local authorizations to own all its properties and assets and to carry on its business as now being conducted; shares of beneficial interest of the Acquiring Fund which the Acquiring Fund issues to the Acquired Fund pursuant to this Agreement will be duly authorized, validly issued, fully-paid and non-assessable; the Shares will conform to the description thereof contained in the Acquiring Fund’s registration statement, and will be duly registered under the 1933 Act and the states where registration is required; and Capital Private Client Services Funds is duly registered under the 1940 Act and such registration has not been revoked or rescinded and is in full force and effect.

(g)           The Shares of the Acquiring Fund constitute voting stock for purposes of Sections 368(a)(1)(C) and 368(c) of the Code.

(h)           The Acquiring Fund is a separate series of Capital Private Client Services Funds  that is treated as a corporation separate from any and all other series of Capital Private Client Services Funds under Section 851(g) of the Code.  The Acquiring Fund has no earnings or profits accumulated with respect to any taxable year during which the provisions of Subchapter M of the Code did not apply to the Acquiring Fund.  For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected (or will elect) to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation ending prior to the Closing Date, if any, the Acquiring Fund will have distributed (or will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any capital loss carryover) such that for all tax periods ending prior to the Closing Date the Acquiring Fund will not have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation ending prior to the Closing Date, if any, the Acquiring Fund will have made such distributions as are necessary so that for all calendar years ending prior to the Closing Date the Acquiring Fund will not have any unpaid tax liability under Section 4982 of the Code;

 (i)           The Acquiring Fund has no plan or intention (i) to sell or dispose of any of the assets transferred by the Acquired Fund, except for dispositions made in the ordinary course of business or dispositions necessary to maintain its status as a regulated investment company or (ii) to acquire or redeem any of the Shares of the Acquiring Fund issued in the transactions contemplated by this Agreement either directly or through any transaction, agreement or arrangement with any other person, other than redemptions that the Acquiring Fund, in the ordinary course of its business as a series of an open-end investment company, makes when its shares are presented to it for redemption pursuant to Section 22(e) of the 1940 Act;

 (j)           After consummation of the transactions contemplated by the Agreement, the Acquiring Fund will continue to operate its business in a substantially unchanged manner.

(k)           Following the transactions contemplated by this Agreement, the Acquiring Fund will continue the historic business of the Acquired Fund or use a significant portion of the Acquired Fund’s historic business assets in a business.

14.           Each party hereby represents to the other that:

(a)           No broker or finder has been employed by such party with respect to this Agreement or the transactions contemplated hereby;

(b)           The information concerning such party in the Combined Proxy Statement/Prospectus (as such term is defined in Section 15 hereof) will not, as of its date, contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles consistently applied;

(c)           This Agreement is valid, binding and enforceable against such party in accordance with the terms and the execution, delivery and performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party;

(d)           The fair market value of the Shares of the Acquiring Fund received by each shareholder of the Acquired Fund will be approximately equal to the fair market value of the shares of the Acquired Fund surrendered in the exchange; and

(e)           There is no inter-corporate indebtedness existing between such party and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

15.           Capital Private Client Services Funds shall prepare and file a registration statement under the 1933 Act on Form N-14 which shall contain a combined proxy statement and prospectus contemplated by Rule 145 under the 1933 Act with respect to the transactions contemplated by this Agreement and shall be accompanied by any prospectus and/or report to shareholders of the Acquiring Fund that is required to be included with the materials mailed to shareholders with respect to such transactions (collectively the “Combined Proxy Statement/Prospectus”).   Each party shall use its best efforts to have such registration statement declared effective and to supply such information concerning itself for inclusion in the Combined Proxy Statement/Prospectus as may be necessary or desirable.

16.           The obligations of each party under this Agreement shall be subject to the right of such party to abandon and terminate this Agreement without liability if the other party breaches any material provision of this Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of this Agreement and the Closing Date (i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of either party not disclosed on the date hereof, which proceeding has not been terminated or the threat thereof has not been removed prior to the Closing Date.

17.           All prior or contemporaneous agreements and representations (written or oral) between the parties with respect to the transactions contemplated by this Agreement are merged into this Agreement, which constitutes the entire contract between the parties hereto and may not be changed or terminated orally.

18.           This Agreement may be amended, modified or supplemented in writing at any time by mutual consent of the parties hereto, notwithstanding approval hereof by the shareholders of the Acquired Fund, provided that no such amendment shall have a material adverse effect on the interests of the shareholders of the Acquired Fund after their approval hereof without their further approval.

19.           At any time prior to the Closing Date, a party may waive compliance with any of the provisions made for its benefit contained herein by executing a written acknowledgement of such waiver.

20.           Except as specified in the next sentence of this Section 20, the representations, warranties and covenants of the Acquiring Fund and the Acquired Fund contained in this Agreement or in any document delivered pursuant hereto or in connection herewith with respect to the reorganization of the Acquired Fund shall not survive the closing of such reorganization.  The covenants of the Acquiring Fund and the Acquired Fund to be performed after the Closing Date with respect to the reorganization of the Acquired Fund shall survive the closing of such reorganization.

21.           The parties acknowledge and agree that this Agreement has been made and executed on behalf of the Acquired Fund and the Acquiring Fund and is not executed or made by the officers or Trustees of the Acquired Fund or the officers or Trustees of Capital Private Clients Services Funds individually, but only as officers and Trustees under the parties’ respective charter documents and that the obligations of the Acquired Fund and the Acquiring Fund hereunder are not binding upon any of the Trustees, Directors, officers or shareholders of the Acquired Fund or Capital Private Client Services Funds individually, but bind only the estate of the Acquiring Fund or the Acquired Fund, as appropriate.

22.           This Agreement shall be governed by and construed in accordance with the laws of the State of New York, without giving effect to principles of conflicts of laws.

23.           Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be delivered by personal delivery, commercial delivery service or registered or certified mail, return receipt requested and addressed as follows:

To the Acquired Fund:
Endowments – Growth and Income Portfolio
One Market
Steuart Tower, Suite 2000
San Francisco, California 94105
Attn: Patrick F. Quan/Vice President and Secretary

To the Acquiring Fund:
Capital U.S. Equity Fund
6455 Irvine Center Dr.
Irvine, CA 92618-4518
Attn: Courtney Taylor/Secretary

24.           This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement.  The rights and obligations of each party pursuant to this Agreement shall, however, not be assignable.

[SIGNATURES APPEAR ON FOLLOWING PAGE]

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed by its officers thereunto duly authorized on the date first set forth above.

ENDOWMENTS

on behalf of the Endowments – Growth and Income Portfolio

     By:
     Name:
     Title:

CAPITAL PRIVATE CLIENT SERVICES FUNDS, on behalf of Capital U.S. Equity Fund

     By:
     Name:
     Title:

APPENDIX B

COMPARISON OF INVESTMENT POLICIES

The following is a list of the fundamental and certain non-fundamental policies of Capital U.S. Equity Fund and a comparison of those policies with those of the Fund.

Capital U.S. Equity Fund

All percentage limitations stated in the following policies are considered at the time securities are purchased and are based on Capital U.S. Equity Fund’s net assets unless otherwise indicated. Policies involving a maximum percentage of assets will not be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by Capital U.S. Equity Fund. In managing Capital U.S. Equity Fund, Capital U.S. Equity Fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies -- The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the 1940 Act as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund's investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Comparison of the Fund’s Investment Policies and Capital U.S. Equity’s Investment Policies

	Fundamental Policies of Endowments – Growth and Income Portfolio	Capital U.S. Equity Fund Policy	Discussion of Capital U.S. Equity Fund’s policy
1.
The Fund may not invest in a security if, as a result of such investment, more than 25% of its total assets would be invested in the securities of issuers in any particular industry, except that the restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto).

		See fundamental policy 1f above.	Capital U.S. Equity Fund’s policy is substantially the same as the Fund’s policy.
2.
The Fund may not make loans, but this limitation does not apply (i) to purchases of debt securities, loan participations, or the entry into of repurchase agreements, or (ii) to loans of portfolio securities if, as a result, no more than 33 1/3% of a fund’s total assets would be on loan to third parties.
See fundamental policy 1e above.
Capital U.S. Equity Fund’s policy is substantially the same as the Fund’s policy. As noted in paragraph 1 above, the policy permits Capital U.S. Equity Fund to engage in lending activity consistent with applicable rules, regulations and interpretations.

3.
The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate, or the securities of companies engaged in the real estate business).
		See fundamental policy 1d above.	Capital U.S. Equity Fund’s policy is substantially the same as the Fund’s policy.
4.
The Fund may not purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Fund’s prospectus and statement of additional information, from purchasing, selling or entering into futures contracts options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with applicable provisions of the federal securities and commodities laws.
See fundamental policy 1d above.
Capital U.S. Equity Fund’s policy is substantially the same as the Fund’s policy.  As noted in paragraph 1 above, the policy permits Capital U.S. Equity Fund to engage in activity that may be considered commodity or commodity contract related consistent with applicable rules, regulations and interpretations.  The Fund’s policy describes certain such permitted activity.

5.	The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended.	See fundamental policy 1b above.	Capital U.S. Equity Fund’s policy is substantially the same as the Fund’s policy.
6.	The Fund may not borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of its total assets at the time of such borrowing.	See fundamental policy 1a above.
Capital U.S. Equity Fund’s policy allows the fund to engage in borrowing activity consistent with applicable rules, regulations and interpretations.  For purposes of this policy, the fund may borrow money in the amounts of up to 33-1/3% of their total assets from banks for any purpose, and may borrow up to 5% of their total assets from banks or other lenders for temporary purposes.

7.
The Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, or acquire more than 10% of the voting securities of any one issuer. These limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.
		n/a	This policy applies to all investment companies registered under the Investment Company Act of 1940.
8.
The Fund may not engage in the business of underwriting securities of other issuers, except to the extent that a fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.
See fundamental policy 1c above.
Capital U.S. Equity Fund’s policy is substantially the same as the Fund’s policy.  As noted in paragraph 1 above, the policy permits Capital U.S. Equity Fund to engage in activity consistent with applicable rules, regulations and interpretations.  The Fund’s policy describes certain such permitted activity.

	Non-Fundamental Policies of Endowments – Growth and Income Portfolio	Capital U.S. Equity Fund Policy	Discussion of Capital U.S. Equity Fund’s policy
1.	The Fund may not invest in other companies for the purpose of exercising control or management.	See fundamental policy 2 above.	Capital U.S. Equity Fund’s policy is substantially the same as the Fund’s policy.
2.	The Fund may not purchase puts or calls.	n/a	This policy is not required of investment companies registered under the Investment Company Act of 1940.
3.	The Fund may not invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.	n/a	This policy applies to all investment companies registered under the Investment Company Act of 1940.
4.	The Fund may not invest more than 10% of its total assets in securities that are not readily marketable.	n/a
Capital U.S. Equity Fund is subject to the U.S. Securities and Exchange Commission guidelines that prevent investment companies from investing more than 15% of their assets in securities if a reasonable portion cannot be sold within seven days at around the price at which they are being valued.

APPENDIX C

INFORMATION REGARDING THE BOARD OF TRUSTEES OF
CAPITAL PRIVATE CLIENT SERVICES FUNDS

Board of Trustees and Officers

“Independent” Trustees1

The funds’ nominating committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the funds’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members of the funds, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The funds seek independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the funds’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the funds’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the Securities and Exchange Commission, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole.  Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the funds’ registration statement.

Name, age and position with funds (year first elected as a trustee)2	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships held by trustee during the past five years4	Other relevant experience
Richard G. Capen, Jr., 76 (2009)	Corporate director and author	8	Former director of 16 American Funds portfolios; Former director of Carnival Corporation	• Service as chief executive officer, Miami Herald • Senior management experience, Miami Herald • Former U.S. Ambassador to Spain
H. Frederick Christie, 77 (2009)	Private investor	8	AECOM Technology Corporation; DineEquity, Inc.; Ducommun Incorporated Former director of 45 American Funds portfolios; Former director of Valero; Former director of SouthWest Water Company
• Service as chief executive officer and chief financial officer for The Mission Group and affiliates
• Senior  corporate management experience
• Service on trustee board of charitable organization
• M.B.A.

Martin Fenton, 75 (2009)	Chairman, Senior Resource Group LLC (development and management of senior living communities)	8	40 American Funds portfolios; Former director of 5 American Funds portfolios	• Service as chief executive officer of multiple companies
Richard G. Newman, 76 (2009)	Non-Executive Chairman, AECOM Technology Corporation (engineering, consulting and professional technical services)	8	Former director of 15 American Funds portfolios; Former director of Sempra Energy; Former director of SouthWest Water Company	• Service as chief executive officer for multiple international companies • Experience as an engineer • M.S., civil engineering • Experience in global mergers and acquisitions

“Interested” Trustee5

Interested trustee has similar qualifications, skills and attributes as the independent trustees. The interested trustee is a senior executive officer of an affiliate of Capital Guardian Trust Company. This management role with the funds’ service providers also permits him to make a significant contribution to the funds’ board.

Name, age and position with funds (year first elected as a trustee)2	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the funds	Number of portfolios3 overseen by trustee	Other directorships held by trustee during the past five years4
Paul F. Roye, 57 Chairman of the Board (2009)	Senior Vice President – Fund Business Management Group, Capital Research and Management Company*; Director, American Funds Service Company*; former Director, Division of Investment Management, United States Securities and Exchange Commission	8	None

1 The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.
2 Trustees and officers of the Trust serve until their resignation, removal or retirement.
3 Funds managed by Capital Guardian Trust Company.
4 This includes all directorships (other than Capital Private Client Services Funds) that are held by each trustee as a director of a public company or a registered investment company. Unless noted all directorships are current.
5 “Interested person” of the funds within the meaning of the 1940 Act, on the basis of his affiliation with the Trust’s investment adviser, Capital Guardian Trust Company, or affiliated entities (including the Trust’s principal underwriter).

PART B

STATEMENT OF ADDITIONAL INFORMATION

RELATING TO THE ACQUISITION OF ASSETS OF ENDOWMENTS – GROWTH AND INCOME PORTFOLIO

BY AND IN EXCHANGE FOR SHARES OF BENEFICIAL INTEREST OF

CAPITAL PRIVATE CLIENT SERVICES FUNDS -- CAPITAL U.S. EQUITY FUND.

6455 Irvine Center Drive

Irvine, California 92618-4518

(949) 975-5000

This Statement of Additional Information, relating specifically to the proposed acquisition of all of the assets of Endowments -- Growth and Income Portfolio (the “Fund”) by the Capital U.S. Equity Fund series (“Capital U.S. Equity Fund”) of Capital Private Client Services Funds, consists of this cover page and the following described documents, each of which is incorporated by reference herein:

The Statement of Additional Information of Endowments dated October 1, 2010 as supplemented December 16, 2010;

The Statement of Additional Information of Capital Private Client Services Funds—Capital U.S. Equity Fund dated February 16, 2011; and

The Annual Report of Endowments for the year ended July 31, 2010.

This Statement of Additional Information is not a prospectus.  A Combined Proxy Statement/Prospectus dated February 24, 2011, relating to the above-referenced transaction has been filed with the Securities and Exchange Commission and may be obtained, without charge, by writing to the secretary of the Fund at One Market, Steuart Tower San Francisco, California 94120-7650 or the secretary of Capital Private Client Services Funds at 6455 Irvine Center Drive, Irvine, California 92618-4518 or by calling American Funds Service Company, toll free, at 1-800-421-0180.  This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Proxy Statement/Prospectus, and has been incorporated by reference into the Combined Proxy Statement/Prospectus.

The date of this Statement of Additional Information is February 24, 2011.

PART C

OTHER INFORMATION

Item 15.	Indemnification

The Registrant is a joint-insured party under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

The Registrant is a joint-insured party under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will  Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 16.	Exhibits

(1)
Amended and Restated Agreement and Declaration of Trust of the Registrant – Incorporated herein by reference from post-effective amendment No. 3 to the registration statement on Form N-1A of the Registrant (File No. 333-163115) as filed with the Securities and Exchange Commission on February 15, 2011 (“Post-Effective Amendment No. 3”).

(2)
By-laws of the Registrant – Incorporated herein by reference from pre-effective amendment No. 3 to the registration statement on Form N-1A of the Registrant (File No. 333-163115) as filed with the Securities and Exchange Commission on April 6, 2010 (“Pre-Effective Amendment No. 3”).

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization and Liquidation – Filed herewith as Appendix A to the Combined Proxy Statement/Prospectus.

(5)	Instruments defining the rights of shareholders are incorporated herein by reference from the Registrant’s Amended and Restated Agreement and Declaration of Trust and By-laws.

(6)	Form of Amended and Restated Investment Advisory and Service Agreement – Incorporated herein by reference from Post-Effective Amendment No. 3.

(7)	Form of Principal Underwriting Agreement – Incorporated herein by reference from Pre-Effective Amendment No. 3.

(8)	Not applicable.

(9)	Form of Custodian Agreement – Incorporated herein by reference from Pre-Effective Amendment No. 3.

(10)	Not applicable.

(11)	Opinion of Bingham McCutchen LLP – Filed herewith.

(12)	Form of opinion of Bingham McCutchen LLP regarding tax matters – Filed herewith.

(13)
Form of Transfer Agency and Service Agreement, Form of Accounting Services Agreement, Form of Administration Agreement and Form of Indemnification Agreement – Incorporated herein by reference from Pre-Effective Amendment No. 3.

(14)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm – Filed herewith.

(15)	Not applicable.

(16)	Powers of Attorney – Filed herewith.

(17)
Form of Proxy Card Endowments—Growth and Income Portfolio – Filed herewith; Code of Ethics for The Capital Group Companies and Code of Ethics for the Registrant – Incorporated herein by reference from Post-Effective Amendment No. 3.

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to the be initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Los Angeles, and State of California on the 23rd day of February, 2011.

CAPITAL PRIVATE CLIENT SERVICES FUNDS

                                                                     By:/s/ Paul F. Roye_____________________________
                                                                     (Paul F. Roye, Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-14 has been signed below on date, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	John B. Emerson	President
(John B. Emerson)

(2)	Principal Financial Officer and Principal Accounting Officer:
	Kevin M. Saks	Treasurer
(Kevin M. Saks)

(3)	Trustees:
	Richard G. Capen, Jr.*	Trustee
	H. Frederick Christie*	Trustee
	Martin Fenton*	Trustee
	Richard G. Newman*	Trustee
	/s/ Paul F. Roye	Chairman of the Board
(Paul F. Roye)
*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith. Powers of attorney are incorporated by reference herein as Exhibit 16)

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned trustee of the Capital Private Client Services Funds (the “Series”) hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Series and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Kevin M. Saks

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Series on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 31st day of January, 2011.
                     (City, State)

Richard G. Capen, Jr., Trustee

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned trustee of the Capital Private Client Services Funds (the “Series”) hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Series and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Kevin M. Saks

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Series on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 31st day of January, 2011.
                     (City, State)

H. Frederick Christie, Trustee

 POWER OF ATTORNEY

I, Martin Fenton, the undersigned trustee of the Capital Private Client Services Funds (the “Series”) hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Series and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Kevin M. Saks

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Series on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 31st day of January, 2011.
                     (City, State)

Martin Fenton, Trustee

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned trustee of the Capital Private Client Services Funds (the “Series”) hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Series and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Kevin M. Saks

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Series on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 31st day of January, 2011.
                     (City, State)

Richard G. Newman, Trustee